Document And Entity Information	May 30, 2023
Document Information [Line Items]
Entity, Registrant Name	Crawford United Corporation
Document, Type	8-K
Document, Period End Date	May 30, 2023
Entity, Incorporation, State or Country Code	OH
Entity, File Number	000-00147
Entity, Tax Identification Number	34-0288470
Entity, Address, Address Line One	10514 Dupont Avenue
Entity, Address, City or Town	Cleveland
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44108
City Area Code	216
Local Phone Number	243-2614
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000047307